Taxes (Details) $ in Millions		6 Months Ended
		Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Taxes [Line Items]
Tax rate			$ 2
Percentage of assessable profits		8.25%	8.25%
Percentage of tax rate		(6.60%)	(6.60%)	0.00%
Preferential tax rate	[1]	(0.30%)	(0.30%)	2.80%
Tax rate holiday		$ 37,209
Net operating loss carry forward		$ 600,000
Percentage of valuation allowance		100.00%	100.00%
Valuation allowance on the deferred tax assets		$ 136,237			$ 162,974
Unrecognized tax benefits		$ 3,489,981			$ 1,066,949
Kashi Mofy [Member]
Taxes [Line Items]
Preferential tax rate		9.00%	9.00%
High and New Technology Enterprise (“the HNTE”) [Member]
Taxes [Line Items]
Preferential tax rate		15.00%	15.00%
Global Mofy China [Member]
Taxes [Line Items]
Preferential tax rate		15.00%	15.00%
Xi’an Mofy and Beijing Mofy [Member]
Taxes [Line Items]
Tax rate holiday				$ 2,079
PRC [Member]
Taxes [Line Items]
Unified EIT rate		25.00%	25.00%
Hong Kong [Member]
Taxes [Line Items]
Tax rate			$ 2
Percentage of tax rate		16.50%	16.50%

[1]	The Company’s subsidiaries, Global Mofy China, Kashi Mofy, Shanghai Mofy, Xi’an Mofy and Beijing Mofy are subject to different favorable tax rates and tax holiday for the six months ended March 31, 2024 and 2023. For the six months ended March 31, 2024 and 2023, the tax saving as the result of the favorable tax rate and tax holiday amounted to $37,209 and $2,079, respectively.